Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about financial instruments [abstract]
Disclosure of detailed information about financial instruments
The following table summarizes the classification and carrying values of the Company’s financial instruments at December 31, 2020 and 2019:

December 31, 2020	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total

Financial assets

Cash and cash equivalents	$7,260	$-	$-	$7,260

Receivables	-	28	-	28

Deposits	-	12	-	12

Total financial assets	$7,260	$40	$-	$7,300

Financial liabilities

Accounts payable and accrued liabilities	$-	$-	$124	$124

Lease liabilities	-	-	208	208

Loan payable	-	-	9,615	9,615

Total financial liabilities	$-	$-	$9,947	$9,947

December 31, 2019	FVTPL	Amortized cost (financial assets)	Amortized cost (financial liabilities)	Total

Financial assets

Cash and cash equivalents	$5,380	$-	$-	$5,380

Receivables	-	26	-	26

Deposits	-	12	-	12

Total financial assets	$5,380	$38	$-	$5,418

Financial liabilities

Accounts payable and accrued liabilities	$-	$-	$72	$72

Lease liabilities	-	-	304	304

Loan payable	-	-	9,035	9,035

Total financial liabilities	$-	$-	$9,411	$9,411

Schedule Of Detailed Informatiion Of Foreign Exchange Risk
The Company is exposed to foreign exchange risk through the following assets and liabilities:

	December 31, 2020	December 31, 2019
Cash and cash equivalents	$7,260	$5,380
Accounts payable and accrued liabilities	(124)	(72)
	$7,136	$5,308